LICENSE AND SECURITIES PURCHASE AGREEMENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 12, 2023	Aug. 27, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
License And Securities Purchase Agreements [Line Items]
Consideration received		$ 29,600
Costs related to share purchase agreement			$ 0	$ 762	$ 0
License Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Upfront Payment	$ 15,000
Development and regulatory entitled amount	49,000
Sales milestone amount	$ 197,000
Initial royalty term	15 years
Consideration received		$ 1,417,600
Purchase Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Aggregate American depositary shares		6,829,137
Purchase price per ADS		$ 2.136
Proceeds from sale or issue of treasury shares		$ 14,600
Share issue related costs		900
Consideration received		12,000
Reduction in equity		704
Share Purchase Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Consideration received		1,417,600
Costs related to share purchase agreement		$ 700
SCM license [Member]
License And Securities Purchase Agreements [Line Items]
Revenue recognition			2,000
SCM support services [Member]
License And Securities Purchase Agreements [Line Items]
Revenue recognition			100
PDAC performance obligation [Member]
License And Securities Purchase Agreements [Line Items]
Revenue recognition			$ 15,500
Minimum [Member] | License Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Royalties eligible margin	10.00%
Maximum [Member] | License Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Royalties eligible margin	20.00%